FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT
	Level	June 30, 2026
Asset:
Cash and marketable securities held in trust account	1	$70,703,700

	Level	October 24, 2025
Liability:
Fair value of over-allotment liability	3	$66,600
Equity:
Fair value of Public Warrants for ordinary shares subject to possible redemption allocation	3	$2,443,200

	Level	December 31, 2025
Asset:
Cash and marketable securities held in trust account	1	$69,471,486

SCHEDULE OF BLACK-SCHOLES MODEL MEASUREMENT OF OVER-ALLOTMENT OPTION

The key inputs into the Black-Scholes model were as follows at initial measurement of the over-allotment option:

October 24, 2025
Risk-free interest rate	4.00%
Expected term (years)	0.12
Expected volatility	3.24%
Exercise price	$10.00
Fair value of over-allotment option	$0.0740

SCHEDULE OF MONTE CARLO SIMULATION MODEL IN THE VALUATION OF PUBLIC WARRANTS

October 24, 2025
Estimated share price	$9.59
Exercise price	$11.50
Term (years)	2.75
Annual risk-free rate (term-matched)	3.43%
Expected warrant implied volatility based on warrants from comparable SPAC securities	11.57%